Events occurring after the reporting period, Acquisition of RLS (USA) Inc (Details) - Jan. 28, 2025 - Subsequent Event [Member] - RLS (USA) Inc [Member] $ in Thousands, $ in Millions	AUD ($)	USD ($)
Consideration [Abstract]
Measurement period	12 months
Cash paid	$ 371,327
Contingent consideration	32,289	$ 20
Estimated amounts of identifiable assets and acquired liabilities assumed	39,667
Total identifiable assets and liabilities	39,667
Goodwill and intangible assets	363,949
Total consideration	$ 403,616	$ 230